Accumulated Other Comprehensive Income (Loss) (Changes in Accumulated OCI, Net of Tax and Net of Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	¥ 16,296,522
Net change during the period	1,263,173	¥ 227,194
Balance at end of period	16,147,508	17,100,819
Accumulated other comprehensive income (loss), net of taxes:
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	227,033	(289,481)
Net change during the period	1,198,138	207,990
Balance at end of period	1,425,171	(81,491)
Net unrealized losses (gains) on investment securities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	(674,230)	(383,004)
Net change during the period	(218,267)	(28,028)
Balance at end of period	(892,497)	(411,032)
Net debt valuation adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	(14,538)	(37,862)
Net change during the period	45,485	5,965
Balance at end of period	30,947	(31,897)
Net unrealized losses (gains) on derivatives qualifying for cash flow hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	5,969	19,029
Net change during the period	(21,686)	(5,750)
Balance at end of period	(15,717)	13,279
Defined benefit plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	29,124	(20,382)
Net change during the period	(16,948)	(9,681)
Balance at end of period	12,176	(30,063)
Foreign currency translation adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	880,708	132,738
Net change during the period	1,409,554	245,484
Balance at end of period	¥ 2,290,262	¥ 378,222